Acquisitions (CamelBak Purchase Price Allocation) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Oct. 04, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 1,023,451	$ 782,163	$ 847,134
Camelbak
Business Acquisition [Line Items]
Cash paid	$ 412,500	412,500
Cash paid for working capital		9,810
Total purchase price		422,310
Net receivables		30,093
Net inventories		30,916
Tradename, technology, and customer relationship intangibles		133,800
Net property, plant, and equipment		7,985
Other assets		4,460
Total assets		207,254
Accounts payable		8,219
Other liabilities		5,497
Total liabilities		13,716
Net assets acquired		193,538
Goodwill		$ 228,772